SEGMENT REPORTING	12 Months Ended
Dec. 31, 2025
Segment Reporting [Abstract]
SEGMENT REPORTING

9. SEGMENT REPORTING

The Company operates in one operating and reportable segment focused on the development of cryptocurrency mining operations. The Company’s chief operating decision maker, the Company’s Chief Executive Officer, reviews operating results on a consolidated basis. For the years ended December 31, 2025 and 2024, the Company did not recognize revenue and had no customers. Substantially all activities and assets were located in the United States, and the Company had no long-lived assets or deployed mining equipment as of December 31, 2025.